UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   300 Atlantic Street, 7th Floor
           --------------------------------------------------
           Stamford, CT 06901
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Allan C. Teh                    NEW YORK, NY            11/15/10
------------------------   ------------------------------  ----------
        [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $253,870
                                               -------------
                                               (in thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name
NONE

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

                                                          FORM 13F INFORMATION TABLE


COLUMN 1                   COLUMN 2          COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8

                                                   VALUE   SHRS OR      SH/   PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS        CUSIP  (x$1000) PRN AMT      PRN   CALL     DISCRETION MANAGERS      SOLE   SHARED  NONE
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AMR CORP              NOTE 6.250%10/1   001765BC9  14,681   15,000,000  PRN               SOLE             15,000,000   0   0
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ANNALY CAP MGMT INC   NOTE 4.000% 2/1   035710AA0  35,280   32,000,000  PRN               SOLE             32,000,000   0   0
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CELL THERAPEUTICS INC NOTE 7.500% 4/3   150934AK3   1,660    2,000,000  PRN               SOLE              2,000,000   0   0
-----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP            NOTE 0.875% 6/1   171779AE1   4,388    6,000,000  PRN               SOLE              6,000,000   0   0
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CITIGROUP INC         DEP SH 1/1000     172967598   1,302       28,622  SH                SOLE                 28,622   0   0
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COMPUCREDIT HLDGS     NOTE 3.625% 5/3   20478NAB6   4,549    6,005,000  PRN               SOLE              6,005,000   0   0
CORP
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DRYSHIPS INC          SHS               Y2109Q101   1,042      216,593  SH                SOLE                216,593   0   0
-----------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC.         NOTE 5.000%12/0   262498AB4  14,100   15,000,000  PRN               SOLE             15,000,000   0   0
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN SOLAR INC   NOTE 4.000% 7/1   30033RAC2   1,510    4,000,000  PRN               SOLE              4,000,000   0   0
-----------------------------------------------------------------------------------------------------------------------------------
EXIDE TECHNOLOGIES    FRNT        9/1   302051AL1   1,430    2,000,000  PRN               SOLE              2,000,000   0   0
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FORD MTR CO CAP       PFD TR CV6.5%     345395206  30,004      625,074  SH                SOLE                625,074   0   0
TR II
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FORD MTR CO DEL       NOTE 4.250%12/1   345370CF5  15,553   10,500,000  PRN               SOLE             10,500,000   0   0
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL       NOTE 4.250%11/1   345370CN8  33,497   22,500,000  PRN               SOLE             22,500,000   0   0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL INDS LTD       DBCV 2.750% 8/0   379336AE0   9,835   14,000,000  PRN               SOLE             14,000,000   0   0
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES   DBCV 2.875% 6/1   549463AH0  11,798   13,000,000  PRN               SOLE             13,000,000   0   0
INC
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MICRON TECHNOLOGY     NOTE 1.875% 6/0   595112AH6   8,925   10,000,000  PRN               SOLE             10,000,000   0   0
INC
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NATIONAL RETAIL       NOTE 3.950% 9/1   637417AA4   6,139    5,500,000  PRN               SOLE              5,500,000   0   0
PROPERTIES I
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NATIONAL RETAIL       NOTE 5.125% 6/1   637417AC0   3,472    3,073,000  PRN               SOLE              3,073,000   0   0
PROPERTIES I
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OLD REP INTL CORP     NOTE 8.000% 5/1   680223AF1   5,230    4,000,000  PRN               SOLE              4,000,000   0   0
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE CAP TR II    PFD B TR 4.00%    68214Q200   3,329       90,000  SH                SOLE                 90,000   0   0
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SANDISK CORP          NOTE 1.000% 5/1   80004CAC5   4,600    5,000,000  PRN               SOLE              5,000,000   0   0
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SANDISK CORP          NOTE 1.500% 8/1   80004CAD3   2,325    2,500,000  PRN               SOLE              2,500,000   0   0
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SOLARFUN POWER        SPONSORED ADR     83415U108   2,994      227,715  SH                SOLE                227,715   0   0
HOLDINGS CO L
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STERLITE INDS INDIA   NOTE 4.000%10/3   859737AB4  15,500   16,000,000  PRN               SOLE             16,000,000   0   0
LTD
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SUNTECH PWR HLDGS     NOTE 3.000% 3/1   86800CAE4   8,401    9,740,000  PRN               SOLE              9,740,000   0   0
CO LTD
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TELEFLEX INC          NOTE 3.875% 8/0   879369AA4  10,825   10,000,000  PRN               SOLE             10,000,000   0   0
-----------------------------------------------------------------------------------------------------------------------------------
UAL CORP              DBCV 5.000% 2/0   902549AE4   1,501    1,500,000  PRN               SOLE              1,500,000   0   0
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